Revenue And Other Income	12 Months Ended
Dec. 31, 2022
Disclosure of Revenue and other Operating Income [Abstract]
Revenue and other income
5.	Revenue and other income
Revenue from contracts with customers
Disaggregated revenue
The following table summarizes the Groups’ revenue from contracts with customers, disaggregated by the type of good or service and timing of transfer of control of such goods and services to customers (in thousands):

	2022	2021	2020
Product revenue (point in time revenue recognition)	24,836	—	—
License revenue (point in time revenue recognition)	424	1,453	24,067
Research and development and other service revenue (over time revenue recognition)	57,769	35,319	42,549

	83,029	36,772	66,616

Reassessment of variable consideration
Subsequent changes to the estimate of the transaction price are generally recorded as adjustments to revenue in the period of change. The Group updates variable consideration estimates on a quarterly basis. The quarterly changes in estimates did not result in material adjustments to the Group’s previously reported revenue or trade receivables during the years ended 31 December 2022, 2021, a
n
d 2020.
Contract assets and liabilities
A reconciliation of the beginning and ending balances of contract assets and contract liabilities is shown in the table below (in thousands):

	Contract Assets	Contract Liabilities
31 December 2020	34,724	53,066
Contract asset additions	21,525	—
Amounts transferred to trade receivables	(36,811)	—
Customer prepayments	—	34,577
Revenue recognized	—	(13,107)

31 December 2021	19,438	74,536

Contract asset additions	29,823	—
Amounts transferred to trade receivables	(19,690)	—
Customer prepayments	—	46,127
Revenue recognized	—	(26,782)
Foreign currency adjustment	(915)	51

31 December 2022	28,656	93,932

The net increase in contract assets as of 31 December 2022 is primarily due revenue recognized when the performance obligation has been met which is offset by the transfer of such amounts to trade receivables on the basis that the Group’s right to that consideration is no longer contingent on its performance. The net increase in contract liabilities as of 31 December 2022 is due to customer prepayments in advance of the Group’s performance. As of 31 December 2022, $3.3 million and $25.4 million are recorded as non-current
contract assets and current contract assets, respectively.
Non-current
contract assets will materialize over the
next 2 to 3 years. As of 31 December 2022, $57.0 million and $36.9 million are recorded as non-current
contract liabilities and current contract liabilities, respectively.
Non-current
contract liabilities will be recognized as revenue over the next 2 to 5 years as either services are rendered or contractual milestones are achieved, depending on the performance obligation to which the payment relates.
Remaining performance obligations
Due to the long-term nature of the Group’s
out-license
contracts, the Group’s obligations pursuant to such contracts represent partially unsatisfied performance obligations at year-end.
The revenues under existing
out-license
contracts with original expected durations of more than one year are estimated to be $283.0 million. The Group expects to recognize the majority of this revenue over the next 3 years.
Out-license
agreements
Teva Pharmaceutical Industries Ltd. (Teva)
In August 2020, the Group entered into an exclusive strategic agreement with Teva for the commercialization in the United States of five of the Group’s biosimilar product candidates. The initial pipeline contains biosimilar candidates addressing multiple therapeutic areas. Under this agreement, the Group will be responsible for the development, registration and supply of the biosimilars, while Teva will be exclusively commercializing the products in the United States pursuant to an intellectual property license granted by the Group to Teva.
In connection with the agreement, Teva made an upfront payment of $40.0 million. The Group also received $35.0 million in development milestones and is entitled to receive up to an additional $50.0 million in development milestones, $175.0 million in regulatory milestones and milestones due upon the first commercial sale of the biosimilar product candidates and $200.0 million in contingent payments based upon the achievement of cumulative net sales amounts.
Subject to some limitations, as consideration for supply of product the Group will receive
 40%
of the value of Teva’s net sales of the product
s.
On 27 February 2023, the Group and Teva signed an amendment to licence & development agreement. As part of that amendment, the Group agreed to provide future financial consideration to Teva to assist with the cost of launching and marketing the licensed biosimilar products.
STADA Arzneimittel AG (STADA)
In November 2019, the Group entered into an exclusive strategic agreement with STADA for the commercialization of seven biosimilars in all key European markets and selected markets outside Europe. The initial pipeline contains biosimilar candidates aimed at treating autoimmunity, oncology, ophthalmology and inflammatory conditions. Under this agreement, the Group will be responsible for the development, registration and supply of the biosimilars, while STADA will be exclusively commercializing the products in the relevant territories pursuant to an intellectual property license granted by the Group to STADA.
In connection with the agreement, STADA made an upfront payment of $5.9 million. The Group has received $78.6 million in development milestones through the year ended 31 December 2022. The Group is also entitled to receive up to an aggregate of $130.9 million in additional development milestones, $60.1 million in regulatory milestones and milestones due upon the first commercial sale of the biosimilar product candidates and $11.8 million in contingent payments based upon the achievement of cumulative net sales amounts. The Group is also expected to receive a royalty of approximately 40% of the estimated net selling price from STADA’s and its affiliates’ commercialization of the contracted biosimilars.